Portfolio of Investments

September 30, 2019 (unaudited)

EAFE Fund

	Shares	Value
COMMON STOCKS — 97.9%
ARGENTINA — 2.5%
MercadoLibre, Inc.*	120,575	$66,464,557

BELGIUM — 1.9%
Umicore SA	1,294,218	48,899,931

CHINA — 14.7%
Alibaba Group Holding Ltd. ADR*	664,016	111,043,396
Baidu, Inc. ADR*	395,642	40,656,172
Meituan Dianping, Class B *	2,275,900	23,244,641
NIO, Inc. ADR*	2,196,750	3,426,930
Ping An Insurance Group Co. of China Ltd., Class H	3,049,500	35,050,088
TAL Education Group ADR*	1,481,146	50,714,439
Tencent Holdings Ltd.	3,012,700	126,014,983
		390,150,649
DENMARK — 3.8%
Ambu A/S, Class B	823,519	13,620,957
Chr. Hansen Holding A/S	159,252	13,490,834
Genmab A/S*	286,285	58,168,427
Novozymes A/S, B Shares	394,289	16,584,229
		101,864,447
FRANCE — 8.0%
Adevinta ASA, Class A *	156,498	1,813,093
Adevinta ASA, Class B *	295,741	3,419,779
EssilorLuxottica SA	161,042	23,218,999
Kering	212,320	108,195,436
L’Oreal SA	269,207	75,289,064
		211,936,371
GERMANY — 9.0%
Aixtron SE*	1,102,052	11,250,112
BASF SE	562,693	39,342,546
Delivery Hero SE*	695,979	30,898,353
HelloFresh SE*	1,034,307	15,692,670
MorphoSys AG*	177,223	19,539,232
Rocket Internet SE*	662,564	17,111,539
Zalando SE*	2,311,434	105,538,579
		239,373,031
HONG KONG — 5.0%
AIA Group Ltd.	11,333,400	106,885,860
Hong Kong Exchanges & Clearing Ltd.	907,301	26,593,032
		133,478,892
INDIA — 0.5%
Housing Development Finance Corp., Ltd.	455,866	12,724,256

ISRAEL — 1.9%
Wix.com Ltd.*	437,842	51,113,675

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2019.

	Shares	Value
ITALY — 6.2%
Ferrari NV	1,057,790	$163,231,415

JAPAN — 17.0%
CyberAgent, Inc.	268,900	10,365,356
GMO Payment Gateway, Inc.	289,700	19,445,632
M3, Inc.	4,333,100	104,860,428
Nidec Corp.	362,900	49,144,463
Pan Pacific International Holdings Corp.	2,179,200	36,485,028
Pigeon Corp.	578,500	23,953,881
SBI Holdings, Inc.	914,200	19,669,524
SMC Corp.	140,200	60,261,910
SoftBank Group Corp.	2,463,600	97,214,706
Sysmex Corp.	415,600	27,920,950
		449,321,878
NETHERLANDS — 7.6%
ASML Holding NV	816,466	202,495,239

NORWAY — 0.5%
Schibsted ASA, Class A	156,498	4,631,331
Schibsted ASA, Class B	295,741	8,293,741
		12,925,072
SPAIN — 4.3%
Banco Bilbao Vizcaya Argentaria SA	4,918,031	25,600,821
Industria de Diseno Textil SA	2,890,507	89,454,520
		115,055,341
SWEDEN — 5.7%
Atlas Copco AB, A Shares	1,824,659	56,186,990
Elekta AB, B Shares	1,427,595	18,785,427
Kinnevik AB, B Shares	1,400,378	36,818,437
Svenska Handelsbanken AB, A Shares	4,253,780	39,794,468
		151,585,322
SWITZERLAND — 1.5%
Temenos AG*	232,885	38,996,611

UNITED KINGDOM — 5.8%
Aston Martin Lagonda Global Holdings PLC*	1,421,523	9,217,013
Fiat Chrysler Automobiles NV	3,754,048	48,644,409
Ocado Group PLC*	2,574,439	41,874,766
Rolls-Royce Holdings PLC*	5,406,472	52,533,590
		152,269,778
UNITED STATES — 2.0%
Spotify Technology SA*	454,871	51,855,294
Total Common Stocks (cost $1,513,121,794)		2,593,741,759

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2019.

	Shares	Value
PREFERRED STOCKS — 0.8%
GERMANY — 0.8%
Sartorius AG 0.38% (cost $12,780,773)	122,898	$22,405,651
TOTAL INVESTMENTS — 98.7% (cost $1,525,902,567)		$2,616,147,410
Other assets less liabilities — 1.3%		33,889,184
NET ASSETS — 100.0%		$2,650,036,594

*      Non-income producing security.

ADR   -   American Depositary Receipt

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$396,200,005	$2,197,541,754	$—	$2,593,741,759
Preferred Stocks**	—	22,405,651	—	22,405,651
Total	$396,200,005	$2,219,947,405	$—	$2,616,147,410

**   Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2019.